CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Cash flows from operating activities
Net income	$ 154.9	$ 125.9	$ 150.8
Adjustments to reconcile Net income to Net cash provided by operating activities:
Depreciation and amortization	147.6	151.4	156.4
Stock-based compensation	16.4	14.2	14.5
Restructure charges and other impairments	26.5	21.7	14.4
Net (gain) loss on disposal of assets	(33.1)	1.6	(0.4)
Undistributed loss on equity investments	0.0	0.3	0.0
Other	3.0	3.1	3.0
Changes in assets and liabilities:
Accounts receivable, net	(3.0)	(3.3)	3.5
Inventories	1.0	0.0	0.0
Restaurant supplies	(0.6)	(1.2)	(1.5)
Prepaid expenses	(3.0)	(1.7)	(0.7)
Deferred income taxes, net	(75.8)	3.4	(22.7)
Other assets	0.9	0.3	0.3
Accounts payable	(4.1)	1.6	3.0
Gift card liability	(10.1)	(7.3)	4.2
Accrued payroll	6.8	4.2	(0.7)
Other accrued liabilities	(7.7)	(6.8)	(5.8)
Current income taxes	(12.7)	(14.9)	(7.7)
Other liabilities	5.7	(8.0)	4.5
Net cash provided by operating activities	212.7	284.5	315.1
Cash flows from investing activities
Payments for property and equipment	(167.6)	(101.3)	(102.6)
Payments for franchise restaurant acquisitions	(3.1)	0.0	0.0
Proceeds from sale of assets	1.6	19.9	3.2
Proceeds from note receivable	2.8	1.9	0.0
Insurance recoveries	1.7	1.7	0.0
Proceeds from sale leaseback transactions, net of related expenses	485.9	0.0	0.0
Net cash provided by (used in) investing activities	321.3	(77.8)	(99.4)
Cash flows from financing activities
Borrowings on revolving credit facility	853.0	1,016.0	250.0
Payments on revolving credit facility	(1,150.0)	(588.0)	(388.0)
Purchases of treasury stock	(167.7)	(303.2)	(370.9)
Payments of dividends	(60.3)	(70.0)	(70.8)
Payments on long-term debt	(9.5)	(260.3)	(3.8)
Proceeds from issuances of treasury stock	3.0	2.3	5.6
Payments for debt issuance costs	0.0	(1.6)	(10.2)
Proceeds from issuance of long-term debt	0.0	0.0	350.0
Net cash used in financing activities	(531.5)	(204.8)	(238.1)
Net change in cash and cash equivalents	2.5	1.9	(22.4)
Cash and cash equivalents at beginning of period	10.9	9.0	31.4
Cash and cash equivalents at end of period	$ 13.4	$ 10.9	$ 9.0